Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000127228
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,703	$ 12,636	$ 12,674	$ 12,665	$ 12,511	$ 12,376	$ 12,389	$ 12,361	$ 12,284	$ 12,304	$ 12,265	$ 12,056	$ 11,999	$ 11,951	$ 12,170	$ 11,989	$ 11,989	$ 12,056	$ 11,892	$ 11,602	$ 11,658	$ 11,630	$ 11,509	$ 11,340	$ 11,163	$ 11,415	$ 11,406	$ 11,378	$ 11,406	$ 11,387	$ 11,327	$ 11,445	$ 11,246	$ 11,336	$ 11,282	$ 11,120	$ 11,282	$ 11,381	$ 11,454	$ 11,381	$ 11,363	$ 11,499	$ 11,392	$ 11,554	$ 11,518	$ 11,464	$ 11,392	$ 11,634	$ 11,724	$ 11,679	$ 11,572	$ 11,509	$ 11,509	$ 11,401	$ 11,248	$ 11,122	$ 11,055	$ 11,030	$ 10,972	$ 10,888	$ 10,896	$ 10,871	$ 10,503	$ 10,812	$ 10,854	$ 10,812	$ 10,768	$ 10,727	$ 10,677	$ 10,669	$ 10,653	$ 10,571	$ 10,579	$ 10,628	$ 10,538	$ 10,505	$ 10,489	$ 10,440	$ 10,380	$ 10,275	$ 10,259	$ 10,202	$ 10,186	$ 10,218	$ 10,178	$ 10,122	$ 10,218	$ 10,339	$ 10,267	$ 10,227	$ 10,157	$ 10,273	$ 10,219	$ 10,219	$ 10,188	$ 10,195	$ 10,157	$ 10,110	$ 10,071	$ 10,025	$ 9,986	$ 9,970	$ 9,914	$ 9,829	$ 9,914	$ 9,860	$ 9,845	$ 9,837	$ 9,845	$ 9,783	$ 9,806	$ 9,752	$ 9,706	$ 9,652	$ 9,594	$ 9,579	$ 9,489	$ 9,602	$ 9,617	$ 9,624	$ 9,752
C000115401
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,087	12,027	12,067	12,077	11,928	11,808	11,834	11,804	11,744	11,774	11,744	11,556	11,506	11,457	11,685	11,516	11,516	11,586	11,445	11,172	11,231	11,211	11,104	10,939	10,784	11,036	11,036	11,017	11,036	11,027	10,974	11,096	10,917	11,011	10,964	10,813	10,974	11,077	11,162	11,096	11,077	11,219	11,126	11,286	11,267	11,211	11,154	11,398	11,492	11,454	11,361	11,304	11,304	11,211	11,069	10,955	10,894	10,877	10,825	10,746	10,763	10,746	10,388	10,694	10,746	10,711	10,682	10,639	10,596	10,596	10,588	10,519	10,528	10,588	10,494	10,477	10,460	10,426	10,370	10,269	10,261	10,210	10,202	10,236	10,210	10,151	10,261	10,387	10,311	10,286	10,224	10,338	10,297	10,297	10,281	10,289	10,256	10,216	10,183	10,142	10,109	10,101	10,058	9,969	10,058	10,018	10,010	10,010	10,018	9,961	9,985	9,937	9,896	9,848	9,802	9,787	9,700	9,818	9,850	9,866	10,000
C000017638
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 133,567	132,890	133,180	133,083	131,438	129,986	130,083	129,796	128,935	129,222	128,744	126,544	125,874	125,301	127,596	125,683	125,683	126,257	124,581	121,583	122,145	121,771	120,459	118,679	116,806	119,429	119,335	119,054	119,241	119,054	118,315	119,487	117,503	118,405	117,864	116,060	117,683	118,766	119,487	118,675	118,495	119,848	118,783	120,398	120,039	119,411	118,694	121,116	122,103	121,565	120,398	119,770	119,681	118,604	116,979	115,635	114,962	114,626	114,038	113,113	113,197	112,861	109,080	112,189	112,609	112,189	111,668	111,175	110,681	110,599	110,352	109,529	109,529	110,105	109,035	108,706	108,541	108,048	107,366	106,316	106,155	105,509	105,267	105,590	105,186	104,540	105,590	106,801	105,913	105,590	104,821	105,910	105,443	105,366	105,055	105,055	104,666	104,199	103,733	103,266	102,800	102,644	102,082	101,157	101,927	101,388	101,234	101,157	101,157	100,541	100,695	100,155	99,693	99,077	98,494	98,268	97,364	98,494	98,645	98,720	100,000
C000017637
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,027	12,958	12,997	12,988	12,830	12,692	12,710	12,671	12,603	12,622	12,583	12,369	12,310	12,252	12,486	12,300	12,300	12,369	12,192	11,905	11,962	11,934	11,809	11,628	11,446	11,714	11,704	11,675	11,695	11,675	11,620	11,731	11,537	11,629	11,574	11,408	11,565	11,676	11,749	11,666	11,657	11,795	11,687	11,843	11,815	11,751	11,687	11,934	12,026	11,980	11,870	11,806	11,806	11,696	11,539	11,410	11,342	11,316	11,256	11,170	11,179	11,145	10,776	11,085	11,127	11,093	11,047	10,997	10,946	10,946	10,921	10,846	10,846	10,904	10,804	10,770	10,753	10,711	10,646	10,539	10,522	10,465	10,448	10,481	10,440	10,374	10,481	10,605	10,522	10,489	10,415	10,527	10,479	10,471	10,447	10,455	10,407	10,367	10,320	10,272	10,232	10,224	10,166	10,072	10,158	10,103	10,095	10,087	10,087	10,032	10,048	9,993	9,945	9,890	9,838	9,815	9,722	9,838	9,854	9,861	10,000
C000127230
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,179	13,115	13,083	13,018	12,968	12,888	12,828	12,791	12,761	12,689	12,594	12,534	12,458	12,371	12,339	12,346	12,296	12,247	12,109	11,978	12,005	11,947	11,854	11,872	11,756	11,775	11,705	11,701	11,633	11,443	11,529	11,420	11,337	11,380	11,344	11,137	11,427	11,530	11,694	11,726	11,717	11,791	11,732	11,726	11,687	11,684	11,665	11,672	11,632	11,637	11,564	11,553	11,477	11,440	11,383	11,222	11,178	11,187	11,057	10,946	10,768	10,383	10,149	10,782	10,767	10,737	10,682	10,630	10,623	10,606	10,567	10,548	10,499	10,484	10,435	10,398	10,338	10,198	10,266	10,237	10,290	10,278	10,244	10,245	10,238	10,216	10,197	10,185	10,128	10,052	9,983	10,076	10,018	9,997	10,005	10,008	9,931	9,907	9,854	9,936	9,926	9,926	9,887	9,827	9,867	9,801	9,730	9,680	9,681	9,591	9,601	9,564	9,464	9,484	9,517	9,546	9,507	9,584	9,643	9,662	9,678
C000120978
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 139,637	139,076	138,561	137,980	137,427	136,554	135,885	135,332	135,120	134,325	133,293	132,631	131,661	130,858	130,491	130,539	129,850	129,438	127,948	126,412	126,663	126,164	125,020	125,314	123,941	124,238	123,474	123,403	122,667	120,514	121,395	120,346	119,319	119,877	119,475	117,266	120,298	121,354	122,932	123,240	123,243	123,880	123,236	123,265	122,834	122,773	122,424	122,469	122,147	122,176	121,385	121,245	120,420	120,014	119,264	117,673	117,186	117,137	115,870	114,560	112,797	108,735	106,264	112,871	112,808	112,470	111,750	111,298	111,079	110,880	110,453	110,226	109,699	109,512	108,983	108,573	107,926	106,439	107,129	106,800	107,332	107,294	106,813	106,793	106,815	106,345	106,124	105,985	105,365	104,528	103,866	104,705	104,194	103,952	104,015	103,912	103,092	102,932	102,358	103,149	103,043	103,043	102,566	101,938	102,356	101,712	100,878	100,357	100,300	99,367	99,471	99,065	98,033	98,136	98,504	98,811	98,402	99,135	99,745	99,846	100,000
C000120977
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,624	13,572	13,525	13,458	13,406	13,324	13,262	13,224	13,192	13,131	13,033	12,958	12,879	12,790	12,757	12,764	12,712	12,662	12,519	12,385	12,411	12,352	12,256	12,274	12,155	12,174	12,102	12,097	12,028	11,832	11,920	11,808	11,722	11,767	11,730	11,516	11,815	11,920	12,089	12,122	12,112	12,189	12,129	12,122	12,094	12,078	12,059	12,065	12,036	12,042	11,955	11,943	11,864	11,827	11,768	11,602	11,569	11,566	11,432	11,317	11,135	10,738	10,497	11,161	11,145	11,114	11,057	11,003	10,984	10,978	10,927	10,906	10,868	10,852	10,801	10,763	10,690	10,557	10,616	10,596	10,651	10,638	10,604	10,604	10,597	10,563	10,544	10,521	10,462	10,381	10,321	10,417	10,358	10,336	10,344	10,347	10,267	10,243	10,188	10,273	10,262	10,262	10,222	10,150	10,202	10,133	10,061	10,009	10,010	9,917	9,927	9,882	9,789	9,799	9,833	9,864	9,823	9,902	9,973	9,983	10,000
C000127229
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,591	12,507	12,549	12,549	12,392	12,246	12,267	12,298	12,246	12,288	12,246	11,964	11,880	11,838	12,005	11,922	11,922	12,005	11,857	11,555	11,649	11,607	11,483	11,306	11,129	11,420	11,410	11,379	11,389	11,368	11,316	11,420	11,212	11,285	11,233	11,046	11,264	11,358	11,451	11,358	11,337	11,472	11,337	11,587	11,524	11,462	11,379	11,711	11,826	11,753	11,628	11,576	11,503	11,358	11,010	10,740	10,688	10,615	10,460	10,377	10,356	10,273	9,753	10,023	10,075	10,044	9,960	9,909	9,867	9,888	9,888	9,815	9,805	9,950	9,784	9,763	9,743	9,618	9,665	9,573	9,685	9,665	9,644	9,716	9,654	9,583	9,644	9,777	9,736	9,644	9,523	9,645	9,594	9,574	9,523	9,543	9,513	9,432	9,381	9,360	9,320	9,309	9,248	9,157	9,279	9,228	9,187	9,126	9,137	9,065	9,045	8,953	8,862	8,852	8,857	8,946	8,897	9,245	9,354	9,453	9,672
C000092485
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 133,388	132,625	132,952	132,952	131,207	129,680	129,855	130,182	129,637	130,073	129,529	126,481	125,610	125,175	126,916	126,045	125,937	126,807	125,251	122,009	122,873	122,549	121,252	119,307	117,362	120,388	120,280	119,955	119,955	119,739	119,307	120,280	118,118	118,767	118,226	116,173	118,442	119,415	120,388	119,415	119,199	120,496	119,091	121,685	121,036	120,388	119,415	122,873	124,062	123,197	121,901	121,468	120,604	119,091	115,353	112,550	112,011	111,148	109,531	108,669	108,346	107,483	102,093	104,788	105,327	105,004	104,093	103,556	103,127	103,234	103,234	102,483	102,376	103,878	102,161	101,839	101,624	100,229	100,802	99,748	100,908	100,697	100,381	101,119	100,592	99,748	100,381	101,751	101,330	100,381	99,027	100,284	99,656	99,446	98,922	99,132	98,817	97,979	97,455	97,141	96,722	96,617	95,988	95,045	96,302	95,674	95,255	94,626	94,731	93,997	93,683	92,740	91,796	91,692	91,743	92,559	92,049	95,617	96,738	97,859	100,000
C000092484
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,998	12,911	12,944	12,955	12,782	12,642	12,674	12,707	12,653	12,696	12,653	12,362	12,276	12,232	12,405	12,319	12,319	12,405	12,248	11,948	12,033	12,001	11,873	11,679	11,497	11,797	11,787	11,755	11,765	11,744	11,701	11,797	11,583	11,658	11,615	11,411	11,626	11,722	11,819	11,733	11,712	11,840	11,712	11,958	11,894	11,840	11,755	12,087	12,205	12,130	12,012	11,958	11,883	11,733	11,368	11,090	11,036	10,961	10,800	10,725	10,693	10,607	10,081	10,360	10,414	10,382	10,297	10,233	10,190	10,211	10,222	10,147	10,136	10,286	10,104	10,083	10,062	9,933	9,988	9,882	10,009	9,988	9,956	10,030	9,977	9,893	9,967	10,104	10,051	9,967	9,834	9,960	9,908	9,887	9,834	9,855	9,824	9,750	9,697	9,666	9,624	9,613	9,561	9,466	9,592	9,540	9,498	9,434	9,445	9,371	9,350	9,256	9,161	9,150	9,157	9,250	9,198	9,548	9,661	9,774	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Account Value	$ 33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Account Value	$ 33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Account Value	$ 33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $115,957
Account Value	$ 115,957	116,793	116,336	116,292	113,788	113,188	115,071	113,867	116,763	115,220	113,588	110,995	109,954	108,121	110,923	109,908	111,483	111,790	107,669	103,004	104,656	107,385	108,075	108,150	108,537	109,732	109,071	106,369	109,192	105,933	106,413	102,639	103,986	108,682	111,841	109,174	110,914	110,203	114,550	117,824	119,153	121,777	122,089	121,729	121,762	122,826	123,060	121,699	120,850	120,457	119,513	121,024	122,797	123,684	123,514	122,314	122,862	122,929	123,930	122,106	121,341	120,779	118,670	119,372	117,262	115,048	115,128	115,187	114,841	115,456	112,539	112,292	110,900	108,965	108,938	106,885	106,947	105,823	103,914	103,298	104,121	104,795	104,125	104,100	104,229	103,490	104,266	103,601	104,593	105,811	105,328	105,463	105,402	105,906	104,965	104,516	104,621	103,822	103,026	103,081	102,392	102,192	102,048	104,520	105,326	105,388	105,508	104,845	102,995	102,968	102,574	101,642	100,926	99,556	99,879	100,144	100,127	99,454	99,597	98,910	100,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Account Value	$ 33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $335,352
Account Value	$ 335,352	315,493	317,647	336,613	341,063	331,823	339,926	321,078	324,017	317,241	309,728	306,004	295,404	281,448	293,434	284,287	269,877	265,416	253,882	232,637	237,633	249,530	253,568	245,675	230,448	229,451	225,925	217,924	223,374	210,168	223,017	211,214	195,394	215,215	224,365	205,424	223,907	223,496	244,848	236,082	243,369	256,650	245,641	247,355	231,159	242,435	235,281	229,822	224,579	223,021	211,722	202,839	197,395	199,409	192,026	173,080	177,808	184,831	172,436	163,232	160,050	152,773	135,414	154,496	168,355	168,421	163,487	157,760	154,416	151,580	154,019	151,837	141,841	151,466	145,572	142,797	138,355	128,090	140,803	137,991	148,115	147,277	142,629	137,512	136,671	133,457	132,947	136,413	141,634	133,964	132,490	128,548	125,617	123,078	122,702	120,230	119,484	117,826	116,628	116,492	112,044	109,958	107,827	103,976	105,908	105,888	105,739	101,980	101,716	99,922	99,536	93,212	93,338	98,212	99,786	99,490	91,750	94,078	100,119	98,064	100,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Account Value	$ 33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $335,352
Account Value	$ 335,352	315,493	317,647	336,613	341,063	331,823	339,926	321,078	324,017	317,241	309,728	306,004	295,404	281,448	293,434	284,287	269,877	265,416	253,882	232,637	237,633	249,530	253,568	245,675	230,448	229,451	225,925	217,924	223,374	210,168	223,017	211,214	195,394	215,215	224,365	205,424	223,907	223,496	244,848	236,082	243,369	256,650	245,641	247,355	231,159	242,435	235,281	229,822	224,579	223,021	211,722	202,839	197,395	199,409	192,026	173,080	177,808	184,831	172,436	163,232	160,050	152,773	135,414	154,496	168,355	168,421	163,487	157,760	154,416	151,580	154,019	151,837	141,841	151,466	145,572	142,797	138,355	128,090	140,803	137,991	148,115	147,277	142,629	137,512	136,671	133,457	132,947	136,413	141,634	133,964	132,490	128,548	125,617	123,078	122,702	120,230	119,484	117,826	116,628	116,492	112,044	109,958	107,827	103,976	105,908	105,888	105,739	101,980	101,716	99,922	99,536	93,212	93,338	98,212	99,786	99,490	91,750	94,078	100,119	98,064	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
Account Value	$ 121,206	120,767	120,353	119,952	119,572	119,134	118,654	118,203	117,755	117,246	116,688	116,168	115,696	115,144	114,653	114,139	113,674	113,190	112,665	112,162	111,663	111,153	110,654	110,214	109,713	109,285	108,941	108,475	108,122	107,784	107,396	107,051	106,883	106,617	106,446	106,391	106,368	106,295	106,279	106,248	106,233	106,239	106,230	106,224	106,229	106,223	106,219	106,213	106,217	106,214	106,213	106,206	106,195	106,187	106,175	106,165	106,153	106,142	106,133	106,113	106,098	106,097	106,088	105,779	105,624	105,482	105,330	105,201	104,999	104,814	104,602	104,405	104,181	103,944	103,741	103,517	103,333	103,130	102,942	102,730	102,546	102,395	102,211	102,049	101,881	101,725	101,586	101,450	101,354	101,230	101,121	101,037	100,947	100,860	100,766	100,680	100,596	100,541	100,477	100,460	100,418	100,373	100,331	100,313	100,289	100,239	100,220	100,193	100,155	100,146	100,120	100,074	100,049	100,046	100,013	100,007	100,014	100,013	99,997	100,003	100,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $115,957
Account Value	$ 115,957	116,793	116,336	116,292	113,788	113,188	115,071	113,867	116,763	115,220	113,588	110,995	109,954	108,121	110,923	109,908	111,483	111,790	107,669	103,004	104,656	107,385	108,075	108,150	108,537	109,732	109,071	106,369	109,192	105,933	106,413	102,639	103,986	108,682	111,841	109,174	110,914	110,203	114,550	117,824	119,153	121,777	122,089	121,729	121,762	122,826	123,060	121,699	120,850	120,457	119,513	121,024	122,797	123,684	123,514	122,314	122,862	122,929	123,930	122,106	121,341	120,779	118,670	119,372	117,262	115,048	115,128	115,187	114,841	115,456	112,539	112,292	110,900	108,965	108,938	106,885	106,947	105,823	103,914	103,298	104,121	104,795	104,125	104,100	104,229	103,490	104,266	103,601	104,593	105,811	105,328	105,463	105,402	105,906	104,965	104,516	104,621	103,822	103,026	103,081	102,392	102,192	102,048	104,520	105,326	105,388	105,508	104,845	102,995	102,968	102,574	101,642	100,926	99,556	99,879	100,144	100,127	99,454	99,597	98,910	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
Account Value	$ 121,206	120,767	120,353	119,952	119,572	119,134	118,654	118,203	117,755	117,246	116,688	116,168	115,696	115,144	114,653	114,139	113,674	113,190	112,665	112,162	111,663	111,153	110,654	110,214	109,713	109,285	108,941	108,475	108,122	107,784	107,396	107,051	106,883	106,617	106,446	106,391	106,368	106,295	106,279	106,248	106,233	106,239	106,230	106,224	106,229	106,223	106,219	106,213	106,217	106,214	106,213	106,206	106,195	106,187	106,175	106,165	106,153	106,142	106,133	106,113	106,098	106,097	106,088	105,779	105,624	105,482	105,330	105,201	104,999	104,814	104,602	104,405	104,181	103,944	103,741	103,517	103,333	103,130	102,942	102,730	102,546	102,395	102,211	102,049	101,881	101,725	101,586	101,450	101,354	101,230	101,121	101,037	100,947	100,860	100,766	100,680	100,596	100,541	100,477	100,460	100,418	100,373	100,331	100,313	100,289	100,239	100,220	100,193	100,155	100,146	100,120	100,074	100,049	100,046	100,013	100,007	100,014	100,013	99,997	100,003	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134	12,078	11,867	11,937	11,726	11,505	11,513	11,519	11,484	11,546	11,254	11,229	11,090	10,897	10,894	10,689	10,695	10,582	10,391	10,330	10,412	10,480	10,413	10,410	10,423	10,349	10,427	10,360	10,459	10,581	10,533	10,546	10,540	10,591	10,497	10,452	10,462	10,382	10,303	10,308	10,239	10,219	10,205	10,452	10,533	10,539	10,551	10,485	10,299	10,297	10,257	10,164	10,093	9,956	9,988	10,014	10,013	9,945	9,960	9,891	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
Account Value	$ 121,206	120,767	120,353	119,952	119,572	119,134	118,654	118,203	117,755	117,246	116,688	116,168	115,696	115,144	114,653	114,139	113,674	113,190	112,665	112,162	111,663	111,153	110,654	110,214	109,713	109,285	108,941	108,475	108,122	107,784	107,396	107,051	106,883	106,617	106,446	106,391	106,368	106,295	106,279	106,248	106,233	106,239	106,230	106,224	106,229	106,223	106,219	106,213	106,217	106,214	106,213	106,206	106,195	106,187	106,175	106,165	106,153	106,142	106,133	106,113	106,098	106,097	106,088	105,779	105,624	105,482	105,330	105,201	104,999	104,814	104,602	104,405	104,181	103,944	103,741	103,517	103,333	103,130	102,942	102,730	102,546	102,395	102,211	102,049	101,881	101,725	101,586	101,450	101,354	101,230	101,121	101,037	100,947	100,860	100,766	100,680	100,596	100,541	100,477	100,460	100,418	100,373	100,331	100,313	100,289	100,239	100,220	100,193	100,155	100,146	100,120	100,074	100,049	100,046	100,013	100,007	100,014	100,013	99,997	100,003	100,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $115,957
Account Value	$ 115,957	116,793	116,336	116,292	113,788	113,188	115,071	113,867	116,763	115,220	113,588	110,995	109,954	108,121	110,923	109,908	111,483	111,790	107,669	103,004	104,656	107,385	108,075	108,150	108,537	109,732	109,071	106,369	109,192	105,933	106,413	102,639	103,986	108,682	111,841	109,174	110,914	110,203	114,550	117,824	119,153	121,777	122,089	121,729	121,762	122,826	123,060	121,699	120,850	120,457	119,513	121,024	122,797	123,684	123,514	122,314	122,862	122,929	123,930	122,106	121,341	120,779	118,670	119,372	117,262	115,048	115,128	115,187	114,841	115,456	112,539	112,292	110,900	108,965	108,938	106,885	106,947	105,823	103,914	103,298	104,121	104,795	104,125	104,100	104,229	103,490	104,266	103,601	104,593	105,811	105,328	105,463	105,402	105,906	104,965	104,516	104,621	103,822	103,026	103,081	102,392	102,192	102,048	104,520	105,326	105,388	105,508	104,845	102,995	102,968	102,574	101,642	100,926	99,556	99,879	100,144	100,127	99,454	99,597	98,910	100,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610	10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	$ 11,679	$ 11,634	$ 11,629	$ 11,379	$ 11,319	$ 11,507	$ 11,387	$ 11,676	$ 11,522	$ 11,359	$ 11,100	$ 10,995	$ 10,812	$ 11,092	$ 10,991	$ 11,148	$ 11,179	$ 10,767	$ 10,300	$ 10,466	$ 10,738	$ 10,808	$ 10,815	$ 10,854	$ 10,973	$ 10,907	$ 10,637	$ 10,919	$ 10,593	$ 10,641	$ 10,264	$ 10,399	$ 10,868	$ 11,184	$ 10,917	$ 11,091	$ 11,020	$ 11,455	$ 11,782	$ 11,915	$ 12,178	$ 12,209	$ 12,173	$ 12,176	$ 12,283	$ 12,306	$ 12,170	$ 12,085	$ 12,046	$ 11,951	$ 12,102	$ 12,280	$ 12,368	$ 12,351	$ 12,231	$ 12,286	$ 12,293	$ 12,393	$ 12,211	$ 12,134	$ 12,078	$ 11,867	$ 11,937	$ 11,726	$ 11,505	$ 11,513	$ 11,519	$ 11,484	$ 11,546	$ 11,254	$ 11,229	$ 11,090	$ 10,897	$ 10,894	$ 10,689	$ 10,695	$ 10,582	$ 10,391	$ 10,330	$ 10,412	$ 10,480	$ 10,413	$ 10,410	$ 10,423	$ 10,349	$ 10,427	$ 10,360	$ 10,459	$ 10,581	$ 10,533	$ 10,546	$ 10,540	$ 10,591	$ 10,497	$ 10,452	$ 10,462	$ 10,382	$ 10,303	$ 10,308	$ 10,239	$ 10,219	$ 10,205	$ 10,452	$ 10,533	$ 10,539	$ 10,551	$ 10,485	$ 10,299	$ 10,297	$ 10,257	$ 10,164	$ 10,093	$ 9,956	$ 9,988	$ 10,014	$ 10,013	$ 9,945	$ 9,960	$ 9,891	$ 10,000